UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4571

Name of Registrant:	Vanguard Pennsylvania Tax-Free Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2006

Item 1:	Schedule of Investments

Vanguard Pennsylvania Tax-Exempt Money Market Fund Schedule of Investments August 31, 2006
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (99.3%)

Allegheny County PA Higher Educ. Auth. Rev.
(Washington & Jefferson College) VRDO	3.470%	9/7/06 LOC	9,770	9,770
Allegheny County PA Hosp. Dev. Auth. Rev.
(Presbyterian Univ. Health System) VRDO	3.450%	9/7/06 LOC	7,640	7,640
Allegheny County PA Hosp. Dev. Auth. Rev.
(Presbyterian Univ. Health System) VRDO	3.450%	9/7/06 (1)	11,945	11,945
Allegheny County PA Hosp. Dev. Auth. Rev.
(Presbyterian Univ. Health System) VRDO	3.450%	9/7/06 (1)	12,900	12,900
[1] Allegheny County PA Hosp. Dev. Auth. Rev.
(Univ. of Pittsburgh Medical Center) TOB VRDO	3.440%	9/7/06 (1)	4,995	4,995
Allegheny County PA IDA Rev. (Carnegie Museum
of Pittsburgh) VRDO	3.450%	9/7/06 LOC	5,070	5,070
Allegheny County PA IDA Rev. (Residential Rental)
VRDO	3.460%	9/7/06 LOC	3,065	3,065
Allegheny County PA IDA Rev. (Western PA School
for Blind Children) PUT	3.800%	7/1/07	15,000	15,000
Allegheny County PA Port Auth. Rev	4.500%	6/29/07 LOC	10,200	10,258
Beaver County PA IDA PCR (First Energy) VRDO	3.560%	9/1/06 LOC	23,500	23,500
Beaver County PA IDA PCR (First Energy) VRDO	3.580%	9/1/06 LOC	25,000	25,000
Beaver County PA IDA PCR (First Energy) VRDO	3.460%	9/7/06 LOC	52,250	52,250
Berks County PA IDA (Kutztown Univ.) VRDO	3.410%	9/7/06 LOC	9,530	9,530
Berks County PA IDA (Lutheran Health Care) VRDO	3.410%	9/7/06 (2)	16,200	16,200
[1] Bethlehem PA Area School Dist. GO TOB VRDO	3.460%	9/7/06 (3)	19,800	19,800
Bucks County PA TRAN	4.500%	12/28/06	25,000	25,097
Central Bucks PA School Dist. VRDO	3.460%	9/7/06 (3)	11,070	11,070
Chester County PA Health & Educ. Fac. Auth. Rev.
(Jefferson Health System) VRDO	3.390%	9/7/06	20,000	20,000
Chester County PA Health & Educ. Fac. Auth. Rev.
(Jefferson Health System) VRDO	3.410%	9/7/06	26,070	26,070
Chester County PA IDA Student Housing Rev. VRDO	3.460%	9/7/06 LOC	11,900	11,900
Cumberland County PA Muni. Auth. College Rev.
(Dickinson College) PUT	3.200%	11/1/06 LOC	12,330	12,330
Cumberland County PA Muni. Auth. College Rev.
(Messiah Village Program) VRDO	3.410%	9/7/06 LOC	3,800	3,800
Dallastown Area School Dist. VRDO	3.430%	9/7/06 (4)	7,500	7,500
Dallastown Area School Dist.
York County PA GO VRDO	3.430%	9/7/06 (3)	19,515	19,515
Daniel Boone PA Area School Dist. GO VRDO	3.410%	9/7/06 (2)	9,980	9,980
Dauphin County PA General Auth. Hosp. Rev.
(Reading Hosp. & Medical Center) VRDO	3.430%	9/7/06	10,040	10,040
Delaware County PA Auth. Rev.
(White Horse Village Project) VRDO	3.550%	9/1/06 LOC	31,845	31,845
Delaware County PA Auth. Univ. Rev.
(Villanova Univ.) VRDO	3.370%	9/7/06 LOC	12,525	12,525
Delaware County PA Auth. Univ. Rev.
(Villanova Univ.) VRDO	3.370%	9/7/06 LOC	10,435	10,435
Delaware County PA Hosp. Auth. Rev.
(Crozer-Chester Medical Center) VRDO	3.400%	9/7/06 LOC	17,095	17,095
Delaware County PA Hosp. Auth. Rev.
(Crozer-Chester Medical Center) VRDO	3.680%	9/7/06 LOC	4,200	4,200
Delaware County PA IDA PCR
(BP Exploration & Oil) VRDO	3.580%	9/1/06	27,450	27,450
Delaware County PA IDA PCR
(BP Exploration & Oil) VRDO	3.580%	9/1/06	11,700	11,700
Delaware County PA IDA PCR (PECO) CP	3.600%	12/1/06 LOC	16,500	16,500
Delaware County PA IDA Refunding
Resource Recovery Fac. (General Electric
Capital Corp.) VRDO	3.400%	9/7/06	42,600	42,600
Delaware County PA IDA Refunding
Resource Recovery Fac.(General Electric
Capital Corp.) VRDO	3.400%	9/7/06	8,375	8,375
Delaware County PA IDA Refunding
Resource Recovery Fac.(General Electric
Capital Corp.) VRDO	3.400%	9/7/06	8,235	8,235
Delaware County PA IDA Refunding
Resource Recovery Fac.(General Electric
Capital Corp.) VRDO	3.400%	9/7/06	8,595	8,595
Delaware County PA IDA Refunding
Resource Recovery Fac.(General Electric
Capital Corp.) VRDO	3.400%	9/7/06	7,640	7,640
Delaware County PA IDA Solid Waste Rev.
(Scott Paper Co.) VRDO	3.450%	9/7/06	8,700	8,700
Delaware County PA IDA Solid Waste Rev.
(Scott Paper Co.) VRDO	3.450%	9/7/06	10,000	10,000
Delaware County PA IDA Solid Waste Rev.
(Scott Paper Co.) VRDO	3.450%	9/7/06	17,000	17,000
Delaware County PA IDA Solid Waste Rev.
(Scott Paper Co.) VRDO	3.450%	9/7/06	17,600	17,600
Delaware County PA IDA Solid Waste Rev.
(Scott Paper Co.) VRDO	3.450%	9/7/06	23,005	23,005
[1] Erie County PA GO TOB VRDO	3.440%	9/7/06 (1)	6,280	6,280
Exeter Township PA VRDO	3.410%	9/7/06 (10)	5,000	5,000
Franklin County PA IDA Healthcare Rev.
(Chambersburg Hosp.) VRDO	3.510%	9/7/06 (2)	6,200	6,200
Geisinger Health System Auth. of Pennsylvania Rev.
(Penn State Geisinger Health System) VRDO	3.580%	9/1/06	8,100	8,100
Geisinger Health System Auth. of Pennsylvania Rev.
(Penn State Geisinger Health System) VRDO	3.390%	9/7/06	55,500	55,500
Hamburg PA Area School Dist. GO VRDO	3.410%	9/7/06 (4)	17,000	17,000
Lackawanna County PA GO VRDO	3.430%	9/7/06 LOC	20,365	20,365
Lackawanna County PA IDA Rev.
(Scranton Prep School Proj.) VRDO	3.410%	9/7/06 LOC	24,800	24,800
Lancaster County PA GO VRDO	3.420%	9/7/06 (4)	4,700	4,700
Lancaster County PA Hosp. Auth. Rev.
(Masonic Homes) VRDO	3.410%	9/7/06 LOC	9,835	9,835
Lancaster County PA Hosp. Auth. Rev.
(Masonic Homes) VRDO	3.410%	9/7/06 (2)	6,005	6,005
Lancaster PA School Dist. GO	5.375%	2/15/07 (3)(Prere.)	5,590	5,640
[1] Lehigh County PA IDA PCR TOB VRDO	3.440%	9/7/06 (3)	5,000	5,000
[1] Lehigh County PA IDA PCR TOB VRDO	3.440%	9/7/06 (3)	13,005	13,005
[1] Lehigh County PA IDA PCR TOB VRDO	3.450%	9/7/06 (3)	3,290	3,290
Manheim Township PA School Dist. VRDO	3.410%	9/7/06 (4)	12,000	12,000
Manheim Township PA School Dist. VRDO	3.430%	9/7/06 (4)	9,000	9,000
Mercersburg Borough PA General Purpose Auth.
(Mercersburg College) VRDO	3.410%	9/7/06 LOC	12,200	12,200
Mercersburg Borough PA General Purpose Auth.
(Mercersburg College) VRDO	3.410%	9/7/06 LOC	18,715	18,715
Mercersburg Borough PA General Purpose Auth.	3.410%	9/7/06 LOC	10,000	10,000
(Mercersburg College) VRDO	3.410%	9/7/06 LOC	10,000	10,000
Montgomery County PA IDA PCR (Exelon
Generation Co.) CP	3.620%	10/5/06 LOC	37,800	37,800
Montgomery County PA IDA PCR (Exelon
Generation Co.) CP	3.670%	10/5/06 LOC	5,000	5,000
Montgomery County PA IDA PCR
(Presbytery Homes) VRDO	3.400%	9/7/06 LOC	11,500	11,500
Montgomery County PA IDA Rev.
(Foulkeways At Gwynedd Project) VRDO	3.410%	9/7/06 LOC	13,390	13,390
Montgomery County PA IDA Rev.
(Gloria Dei Project) VRDO	3.420%	9/7/06 LOC	11,600	11,600
Montgomery County PA IDA Rev.
(Meadowood Corp) VRDO	3.420%	9/7/06 LOC	20,480	20,480
North Penn PA Water Auth. Rev. VRDO	3.430%	9/7/06 (3)	24,000	24,000
Northampton County PA General Purpose Auth. Univ.
Rev. (Lafayette College)	4.500%	11/16/06	5,000	5,014
Northampton County PA General Purpose Auth. Univ.
Rev. (Lehigh Univ.) VRDO	3.400%	9/7/06	21,035	21,035
Northampton County PA General Purpose Auth. Univ.
Rev. (Lehigh Univ.) VRDO	3.400%	9/7/06	12,880	12,880
Northampton County PA General Purpose Auth. Univ.
Rev. (Lehigh Univ.) VRDO	3.410%	9/7/06	30,600	30,600
Northampton County PA Higher Educ. Auth. Rev.
(Lehigh Univ.) VRDO	3.400%	9/7/06	16,935	16,935
Northampton County PA Higher Educ. Auth. Rev.
(Lehigh Univ.) VRDO	3.400%	9/7/06	15,180	15,180
Northampton County PA IDA PCR
(Libra Partners) VRDO	3.540%	9/7/06 LOC	5,480	5,480
Northeastern PA Hosp. & Educ. Auth. Rev.
(Wilkes Univ.) VRDO	3.400%	9/7/06 LOC	12,110	12,110
Northeastern PA Hosp. & Educ. Auth. Rev.
(Wilkes Univ.) VRDO	3.400%	9/7/06 LOC	4,995	4,995
[1] Owen J. Roberts School Dist. Pennsylvania
GO TOB VRDO	3.440%	9/7/06 (4)	17,205	17,205
Parkland PA School Dist. VRDO	3.410%	9/7/06 (4)	10,000	10,000
[1] Pennsbury PA School Dist. TOB VRDO	3.440%	9/7/06 (3)	5,085	5,085
Pennsbury PA School Dist. VRDO	3.430%	9/7/06 (4)	11,445	11,445
Pennsylvania Econ. Dev. Financing Auth. Fac. Rev.
(Jefferson Health) VRDO	3.400%	9/7/06	25,820	25,820
Pennsylvania Econ. Dev. Financing Auth. Fac. Rev.
(Jefferson Health) VRDO	3.400%	9/7/06	19,700	19,700
[1] Pennsylvania Econ. Dev. Financing Auth. Fac. Rev.
(Wenger's Feed Mill) VRDO	3.510%	9/7/06 LOC	7,275	7,275
Pennsylvania GO	5.000%	1/1/07 (1)	9,320	9,374
Pennsylvania GO	5.250%	1/1/07	16,915	17,025
Pennsylvania GO	5.125%	3/15/07 (2)(Prere.)	7,990	8,184
Pennsylvania GO	5.500%	7/1/07 (1)	10,000	10,146
[1] Pennsylvania GO TOB VRDO	3.440%	9/7/06 (1)	5,140	5,140
[1] Pennsylvania GO TOB VRDO	3.440%	9/7/06 (1)	7,540	7,540
[1] Pennsylvania GO TOB VRDO	3.450%	9/7/06 (4)	11,740	11,740
[1] Pennsylvania GO TOB VRDO	3.450%	9/7/06	10,650	10,650
[1] Pennsylvania GO TOB VRDO	3.450%	9/7/06 (1)	20,000	20,000
[1] Pennsylvania GO TOB VRDO	3.450%	9/7/06 (1)(4)	4,260	4,260
[1] Pennsylvania GO TOB VRDO	3.480%	9/7/06	3,550	3,550
Pennsylvania Higher Educ. Assistance Agency
Student Loan Rev. VRDO	3.450%	9/7/06 (2)	35,700	35,700
Pennsylvania Higher Educ. Assistance Agency
Student Loan Rev. VRDO	3.460%	9/7/06 (4)	5,000	5,000
Pennsylvania Higher Educ. Assistance Agency
Student Loan Rev. VRDO	3.480%	9/7/06 (2)	6,900	6,900
Pennsylvania Higher Educ. Assistance Agency
Student Loan Rev. VRDO	3.480%	9/7/06 (2)	34,200	34,200
Pennsylvania Higher Educ. Assistance Agency
Student Loan Rev. VRDO	3.500%	9/7/06 (4)	43,500	43,500
Pennsylvania Higher Educ. Assistance Agency
Student Loan Rev. VRDO	3.520%	9/7/06 (2)	27,500	27,500
Pennsylvania Higher Educ. Assistance Agency
Student Loan Rev. VRDO	3.520%	9/7/06 (2)	13,500	13,500
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Carnegie Mellon Univ.) VRDO	3.600%	9/1/06	15,425	15,425
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Carnegie Mellon Univ.) VRDO	3.600%	9/1/06	18,975	18,975
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Carnegie Mellon Univ.) VRDO	3.600%	9/1/06	4,100	4,100
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Drexel Univ.) VRDO	3.400%	9/7/06 LOC	10,940	10,940
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Drexel Univ.) VRDO	3.410%	9/7/06 LOC	22,500	22,500
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Drexel Univ.) VRDO	3.410%	9/7/06 (1)	25,525	25,525
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Gannon Univ.) VRDO	3.430%	9/7/06 LOC	4,000	4,000
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Kings College) VRDO	3.430%	9/7/06 LOC	5,000	5,000
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Philadelphia Univ.) VRDO	3.370%	9/7/06 LOC	4,200	4,200
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Student Assn. Inc. Housing - Univ. of California)
VRDO	3.420%	9/7/06 LOC	40,000	40,000
[1] Pennsylvania Higher Educ. Fac. Auth. Rev.
(Temple Univ.) TOB VRDO	3.440%	9/7/06 (1)	15,000	15,000
[1] Pennsylvania Higher Educ. Fac. Auth. Rev.
(Temple Univ.) TOB VRDO	3.450%	9/7/06 (1)	4,170	4,170
[1] Pennsylvania Higher Educ. Fac. Auth. Rev.
TOB VRDO	3.450%	9/7/06 (10)	4,370	4,370
[1] Pennsylvania Higher Educ. Fac. Auth. Rev.
TOB VRDO	3.450%	9/7/06	4,875	4,875
Pennsylvania Housing Finance Agency Rev.
(Single Family Mortgage) VRDO	3.420%	9/7/06	41,010	41,010
Pennsylvania Housing Finance Agency Rev.
(Single Family Mortgage) VRDO	3.420%	9/7/06	15,690	15,690
Pennsylvania Housing Finance Agency Rev.
(Single Family Mortgage) VRDO	3.430%	9/7/06	23,905	23,905
Pennsylvania Housing Finance Agency Rev.
(Single Family Mortgage) VRDO	3.450%	9/7/06	31,250	31,250
Pennsylvania Housing Finance Agency Rev.
(Single Family Mortgage) VRDO	3.460%	9/7/06	31,930	31,930
[1] Pennsylvania Housing Finance Agency Rev.
TOB VRDO	3.460%	9/7/06	8,545	8,545
[1] Pennsylvania Housing Finance Agency Rev.
TOB VRDO	3.460%	9/7/06	7,495	7,495
[1] Pennsylvania Housing Finance Agency Rev.
TOB VRDO	3.480%	9/7/06	8,090	8,090
[1] Pennsylvania Housing Finance Agency Rev.
TOB VRDO	3.480%	9/7/06	19,400	19,400
[1] Pennsylvania Housing Finance Agency Rev.
TOB VRDO	3.480%	9/7/06 (4)	3,500	3,500
[1] Pennsylvania Housing Finance Agency Rev.	3.480%	9/7/06	3,800	3,800
TOB VRDO	3.480%	9/7/06	3,800	3,800
[1] Pennsylvania Housing Finance Agency Rev.	3.480%	9/7/06	2,175	2,175
TOB VRDO	3.480%	9/7/06	2,175	2,175
[1] Pennsylvania Housing Finance Agency Rev.
TOB VRDO	3.500%	9/7/06	10,000	10,000
Pennsylvania Housing Finance Agency Rev. VRDO	3.420%	9/7/06	10,000	10,000
Pennsylvania Housing Finance Agency Rev. VRDO	3.420%	9/7/06	15,000	15,000
Pennsylvania Housing Finance Agency Rev. VRDO	3.430%	9/7/06	10,510	10,510
Pennsylvania Housing Finance Agency Rev. VRDO	3.430%	9/7/06	20,000	20,000
Pennsylvania Housing Finance Agency Rev. VRDO	3.460%	9/7/06	35,220	35,220
Pennsylvania Housing Finance Agency Rev. VRDO	3.460%	9/7/06	7,325	7,325
[1] Pennsylvania IDA Rev. TOB VRDO	3.440%	9/7/06 (2)	5,160	5,160
[1] Pennsylvania Intergovernmental Cooperation Auth.
Rev. TOB VRDO	3.450%	9/7/06 (3)	6,300	6,300
Pennsylvania Intergovernmental Cooperation Auth.
Rev. VRDO	3.430%	9/7/06 (2)	10,000	10,000
Pennsylvania State Univ. Rev	5.000%	3/1/07	4,645	4,679
Pennsylvania State Univ. Rev. VRDO	3.400%	9/7/06	3,700	3,700
Pennsylvania State Univ. Rev. VRDO	3.400%	9/7/06	73,275	73,275
[1] Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.
TOB VRDO	3.450%	9/7/06 (1)	2,585	2,585
[1] Pennsylvania Turnpike Comm. Registration Fee Rev.
TOB VRDO	3.450%	9/7/06 (4)	10,005	10,005
[1] Pennsylvania Turnpike Comm. Registration Fee Rev.
TOB VRDO	3.450%	9/7/06 (4)	2,355	2,355
[1] Pennsylvania Turnpike Comm. Registration Fee Rev.	3.460%	9/7/06 (4)	6,905	6,905
TOB VRDO	3.460%	9/7/06 (4)	6,905	6,905
[1] Pennsylvania Turnpike Comm. Rev.	3.440%	9/7/06 (2)	3,795	3,795
TOB VRDO	3.440%	9/7/06 (2)	3,795	3,795
[1] Pennsylvania Turnpike Comm. Rev.
TOB VRDO	3.460%	9/7/06 (2)	25,430	25,430
Pennsylvania Turnpike Comm. Rev. VRDO	3.380%	9/7/06	49,720	49,720
Pennsylvania Turnpike Comm. Rev. VRDO	3.410%	9/7/06	43,875	43,875
Pennsylvania Turnpike Comm. Rev. VRDO	3.410%	9/7/06 (2)	10,000	10,000
Pennsylvania Turnpike Comm. Rev. VRDO	3.460%	9/7/06	5,500	5,500
Pennsylvania Turnpike Comm. Rev. VRDO	3.460%	9/7/06	19,460	19,460
Pennsylvania Turnpike Comm. Rev. VRDO	3.460%	9/7/06	8,600	8,600
Philadelphia PA Airport Rev. VRDO	3.470%	9/7/06 (1)	15,000	15,000
Philadelphia PA Airport Rev. VRDO	3.500%	9/7/06 (1)	10,800	10,800
Philadelphia PA Auth. IDR (Girard Estate
Aramark Project) VRDO	3.420%	9/7/06 LOC	4,000	4,000
Philadelphia PA Auth. IDR (Institute for
Cancer Research) VRDO	3.600%	9/1/06 LOC	3,000	3,000
Philadelphia PA Auth. IDR (PA Academy of
Fine Arts) VRDO	3.410%	9/7/06 LOC	11,065	11,065
Philadelphia PA Auth. IDR (Regional Performing Arts
Center Project) VRDO	3.450%	9/7/06 LOC	14,200	14,200
Philadelphia PA GO	5.000%	8/1/07 (11)	4,500	4,550
[1] Philadelphia PA GO Lehman Trust TOB VRDO	3.470%	9/7/06 (11)	14,070	14,070
[1] Philadelphia PA GO TOB VRDO	3.440%	9/7/06 (4)	5,970	5,970
[1] Philadelphia PA GO TOB VRDO	3.440%	9/7/06 (11)	16,625	16,625
[1] Philadelphia PA GO TOB VRDO	3.440%	9/7/06 (11)	7,170	7,170
[1] Philadelphia PA GO TOB VRDO	3.470%	9/7/06 (11)	10,400	10,400
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
(Children's Hosp. of Philadelphia) VRDO	3.600%	9/1/06	9,600	9,600
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
(Children's Hosp. of Philadelphia) VRDO	3.600%	9/1/06	5,200	5,200
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
(Jefferson Health System) PUT	3.600%	2/4/07	16,900	16,900
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
(Wills Eye Hosp.) VRDO	3.420%	9/7/06 LOC	11,115	11,115
[1] Philadelphia PA IDA Rev. (Philadelphia Airport
System) TOB VRDO	3.490%	9/7/06 (1)	1,985	1,985
[1] Philadelphia PA IDA Rev. TOB VRDO	3.440%	9/7/06 (4)	10,275	10,275
[1] Philadelphia PA Redev. Auth. Rev. TOB VRDO	3.450%	9/7/06 (3)	18,100	18,100
[1] Philadelphia PA School Dist. TOB VRDO	3.440%	9/7/06 (3)	5,995	5,995
[1] Philadelphia PA School Dist. TOB VRDO	3.440%	9/7/06 (3)	6,590	6,590
[1] Philadelphia PA School Dist. TOB VRDO	3.440%	9/7/06 (2)	15,275	15,275
[1] Philadelphia PA School Dist. TOB VRDO	3.440%	9/7/06 (2)	14,070	14,070
[1] Philadelphia PA School Dist. TOB VRDO	3.440%	9/7/06 (2)	5,280	5,280
[1] Philadelphia PA School Dist. TOB VRDO	3.450%	9/7/06 (4)	8,795	8,795
[1] Philadelphia PA School Dist. TOB VRDO	3.450%	9/7/06 (3)	4,995	4,995
Philadelphia PA School Dist. TRAN	4.500%	6/29/07 LOC	150,000	150,860
Philadelphia PA TRAN	4.500%	6/29/07	22,500	22,631
[1] Philadelphia PA Water & Waste Water Rev.
TOB VRDO	3.440%	9/7/06 (4)	4,810	4,810
[1] Philadelphia PA Water & Waste Water Rev.	3.440%	9/7/06 (4)	7,260	7,260
TOB VRDO	3.440%	9/7/06 (4)	7,260	7,260
[1] Philadelphia PA Water & Waste Water Rev.	3.450%	9/7/06 (4)	5,275	5,275
TOB VRDO	3.450%	9/7/06 (4)	5,275	5,275
[1] Philadelphia PA Water & Waste Water Rev.	3.460%	9/7/06 (4)	9,900	9,900
TOB VRDO	3.460%	9/7/06 (4)	9,900	9,900
[1] Philadelphia PA Water & Waste Water Rev.	3.460%	9/7/06 (4)	17,605	17,605
TOB VRDO	3.460%	9/7/06 (4)	17,605	17,605
Philadelphia PA Water & Waste Water Rev. VRDO	3.390%	9/7/06 (2)	11,090	11,090
Philadelphia PA Water & Waste Water Rev. VRDO	3.390%	9/7/06 (4)	38,490	38,490
Pine-Richland School Dist. Pennsylvania GO	5.500%	9/1/06 (4)(Prere.)	3,430	3,430
[1] Pittsburgh PA Urban Redev. Auth. Single Family
Mortgage Rev. TOB VRDO	3.460%	9/7/06	8,480	8,480
Red Lion PA School Dist. VRDO	3.410%	9/7/06 (4)	15,000	15,000
Sayre PA Health Care Fac. Auth. Rev. (VHA of
Pennsylvania, Pooled Capital Asset Financial Program)
VRDO	3.400%	9/7/06 (2)	3,955	3,955
Sayre PA Health Care Fac. Auth. Rev. (VHA of
Pennsylvania, Pooled Capital Asset Financial Program)
VRDO	3.400%	9/7/06 (2)	2,150	2,150
Sayre PA Health Care Fac. Auth. Rev. (VHA of
Pennsylvania, Pooled Capital Asset Financial Program)
VRDO	3.440%	9/7/06 (2)	2,800	2,800
Sayre PA Health Care Fac. Auth. Rev. (VHA of
Pennsylvania, Pooled Capital Asset Financial Program)
VRDO	3.440%	9/7/06 (2)	3,000	3,000
[1] Seneca Valley PA School Dist. GO TOB VRDO	3.460%	9/7/06 (1)	23,320	23,320
[1] Souderton PA School Dist. GO TOB VRDO	3.440%	9/7/06 (3)	9,970	9,970
Southcentral Pennsylvania General Auth. Rev.
(Wellspan Health) VRDO	3.390%	9/7/06 (2)	8,300	8,300
Southcentral Pennsylvania General Auth. Rev.
(Wellspan Health) VRDO	3.390%	9/7/06 (2)	16,675	16,675
St. Mary's Hosp. Auth. Bucks County PA Rev.
(Catholic Health Initiatives) VRDO	3.410%	9/7/06	38,400	38,400
St. Mary's Hosp. Auth. Bucks County PA Rev.	3.460%	9/7/06	10,900	10,900
(Catholic Health Initiatives) VRDO	3.460%	9/7/06	10,900	10,900
[1] State Public School Building Auth. Pennsylvania
School Rev. (Philadelphia School Dist.) TOB VRDO	3.450%	9/7/06 (4)	5,895	5,895
[1] State Public School Building Auth. Pennsylvania	3.450%	9/7/06 (4)	4,568	4,568
School Rev. (Philadelphia School Dist.) TOB VRDO	3.450%	9/7/06 (4)	4,568	4,568
[1] Tredyffrin-Easttown PA School Dist. GO TOB VRDO	3.440%	9/7/06	8,205	8,205
Union County PA Higher Educ. Auth. Rev.
(Bucknell Univ.) VRDO	3.400%	9/7/06	6,655	6,655
Univ. of Pittsburgh of the Commonwealth System
of Higher Educ. Pennsylvania (Univ. Capital Project)
VRDO	3.380%	9/7/06	30,000	30,000
Univ. of Pittsburgh of the Commonwealth System
of Higher Educ. Pennsylvania (Univ. Capital Project)
VRDO	3.410%	9/7/06	400	400
Univ. of Pittsburgh of the Commonwealth System
of Higher Educ. Pennsylvania (Univ. Capital Project)
VRDO	3.410%	9/7/06	3,800	3,800
Univ. of Pittsburgh of the Commonwealth System
of Higher Educ. Pennsylvania (Univ. Capital Project)
VRDO	3.410%	9/7/06	8,000	8,000
Univ. of Pittsburgh of the Commonwealth System
of Higher Educ. Pennsylvania (Univ. Capital Project)
VRDO	3.410%	9/7/06	12,900	12,900
Univ. of Pittsburgh of the Commonwealth System
of Higher Educ. Pennsylvania (Univ. Capital Project)
VRDO	3.410%	9/7/06	13,600	13,600
Univ. of Pittsburgh of the Commonwealth System
of Higher Educ. Pennsylvania (Univ. Capital Project)
VRDO	3.410%	9/7/06	4,700	4,700
Univ. of Pittsburgh of the Commonwealth System
of Higher Educ. Pennsylvania (Univ. Capital Project)
VRDO	3.410%	9/7/06	5,000	5,000
Univ. of Pittsburgh of the Commonwealth System
of Higher Educ. Pennsylvania (Univ. Capital Project)
VRDO	3.410%	9/7/06	10,000	10,000
Univ. of Pittsburgh of the Commonwealth System
of Higher Educ. Pennsylvania (Univ. Capital Project)
VRDO	3.420%	9/7/06	24,230	24,230
Univ. of Pittsburgh of the Commonwealth System
of Higher Educ. Pennsylvania (Univ. Capital Project)
VRDO	3.420%	9/7/06	24,650	24,650
Univ. of Pittsburgh of the Commonwealth System
of Higher Educ. Pennsylvania (Univ. Capital Project)
VRDO	4.500%	8/24/07	18,000	18,136
Westmoreland County PA IDA Rev.
(Excela Project) VRDO	3.400%	9/7/06 LOC	3,255	3,255
[1] Westmoreland County PA Muni. Auth. Service Water
Rev. TOB VRDO	3.450%	9/7/06 (4)	3,090	3,090
York County PA Hosp. Auth. Rev. (York Hosp.)	5.250%	7/1/07 (2)(Prere.)	3,500	3,579
York County PA Hosp. Auth. Rev. (York Hosp.)	5.250%	7/1/07 (2)(Prere.)	8,675	8,871
York County PA IDA (PECO) CP	3.600%	12/1/06 LOC	16,440	16,440
Outside Pennsylvania:
[1] Puerto Rico Electric Power Auth. Rev. TOB VRDO	3.420%	9/7/06 (1)	9,970	9,970
[1] Puerto Rico Highway & Transp. Auth. Rev.
TOB VRDO	3.400%	9/7/06 (1)	7,740	7,740
[1] Puerto Rico Highway & Transp. Auth. Rev.
TOB VRDO	3.410%	9/7/06 (1)	2,830	2,830
Puerto Rico Highway & Transp. Auth. Rev. VRDO	3.300%	9/7/06 (2)	1,000	1,000
[1] Puerto Rico Ind. Medical & Environmental Fac.
Finance Auth. Rev. PCR (Abbott Laboratories) PUT	3.550%	3/1/07	6,000	6,000
[1] Puerto Rico Infrastructure Financing Auth.	3.400%	9/7/06	20,700	20,700
Special Obligation Bonds TOB VRDO	3.400%	9/7/06	20,700	20,700
[1] Puerto Rico Public Buildings Auth. Govt. Fac. Rev.
TOB VRDO	3.410%	9/7/06 (10)	11,295	11,295
[1] Puerto Rico Public Finance Corp. TOB VRDO	3.400%	9/7/06 (2)	7,015	7,015
[1] Puerto Rico Public Finance Corp. TOB VRDO	3.460%	9/7/06 LOC	11,995	11,995

Total Municipal Bonds (Cost $3,273,912)				3,273,912

Other Assets and Liabilities - Net (0.7%)				21,587

Net Assets (100%)				3,295,499

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2006, the aggregate value of these securities was $630,288,000, representing 19.1% of net assets.

KEY TO ABBREVIATIONS
ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Securities are valued at amortized cost, which approximates market value.

Vanguard Pennsylvania Long-Term Tax-Exempt Fund Schedule of Investments August 31, 2006
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (98.9%)

Abington PA School Dist. GO	5.000%	4/1/32 (4)	6,495	6,814
Adams County PA GO	5.300%	5/15/11 (3)(Prere.)	10,240	10,973
Allegheny County PA Airport Rev. (Pittsburgh International Airport)	6.000%	1/1/14 (3)	4,295	4,594
Allegheny County PA GO	0.000%	4/1/10 (1)	2,000	1,748
Allegheny County PA GO	5.250%	5/1/11 (3)(Prere.)	3,000	3,207
Allegheny County PA GO	5.500%	5/1/11 (3)(Prere.)	445	480
Allegheny County PA GO	5.750%	5/1/11 (3)(Prere.)	730	796
Allegheny County PA GO	5.750%	11/1/11 (3)	995	1,084
Allegheny County PA GO	5.375%	11/1/12 (1)(Prere.)	3,725	4,074
Allegheny County PA GO	5.375%	11/1/12 (1)(Prere.)	2,880	3,150
Allegheny County PA GO	5.375%	11/1/12 (1)(Prere.)	2,000	2,187
Allegheny County PA GO	5.375%	11/1/12 (1)(Prere.)	2,645	2,893
Allegheny County PA GO	5.500%	11/1/14 (3)	605	650
Allegheny County PA GO	5.375%	11/1/16 (1)	4,100	4,452
Allegheny County PA GO	5.375%	11/1/17 (1)	3,600	3,899
Allegheny County PA GO	6.000%	7/1/23 (1)	5,745	6,921
Allegheny County PA Higher Educ. Building Auth. (Carnegie Mellon Univ.)	5.125%	3/1/32	3,000	3,122
Allegheny County PA Hosp. Dev. Auth. Rev. (Catholic Health East)	5.250%	11/15/13 (2)	1,000	1,049
Allegheny County PA Hosp. Dev. Auth. Rev. (Magee Women's Hosp.)	6.000%	10/1/10 (3)	4,235	4,527
Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh)	5.600%	4/1/17 (1)	2,000	2,059
Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh)	6.000%	7/1/26 (1)	4,625	5,667
Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh)	6.000%	7/1/27 (1)	9,325	11,448
Allegheny County PA Port Auth. Rev	5.375%	3/1/12 (3)	4,965	5,355
Allegheny County PA Port Auth. Rev	5.500%	3/1/14 (3)	2,355	2,546
Allegheny County PA Port Auth. Rev	5.500%	3/1/16 (3)	1,500	1,623
Allegheny County PA Port Auth. Rev	5.500%	3/1/17 (3)	2,750	2,967
Allegheny County PA Sanitation Auth. Sewer Rev	5.500%	12/1/10 (1)(Prere.)	11,880	12,821
Allegheny County PA Sanitation Auth. Sewer Rev	6.000%	12/1/10 (1)	1,500	1,638
Allegheny County PA Sanitation Auth. Sewer Rev	6.000%	12/1/11 (1)	1,490	1,639
Allegheny County PA Sanitation Auth. Sewer Rev	5.750%	12/1/12 (1)	1,180	1,286
Allegheny County PA Sanitation Auth. Sewer Rev	5.375%	12/1/16 (1)	3,545	3,843
Allegheny County PA Sanitation Auth. Sewer Rev	5.500%	12/1/16 (3)(ETM)	11,295	11,773
Allegheny County PA Sanitation Auth. Sewer Rev	5.375%	12/1/18 (1)	15,000	16,224
Allegheny County PA Sanitation Auth. Sewer Rev	5.500%	12/1/30 (1)	2,150	2,298
Annville Cleona PA School Dist	6.000%	3/1/28 (4)	1,500	1,725
Annville Cleona PA School Dist	6.000%	3/1/31 (4)	2,475	2,833
Berks County PA GO	0.000%	11/15/13 (3)	7,250	5,448
Berks County PA GO	0.000%	11/15/14 (3)	8,615	6,186
Berks County PA GO	0.000%	11/15/15 (3)	6,250	4,291
Berks County PA Hosp. Rev. (Reading Hosp.)	5.700%	10/1/14 (1)	4,500	5,056
Bethlehem PA Area School Dist	5.375%	3/15/12 (3)(Prere.)	7,500	8,143
Blair County PA Hosp. Auth. Rev. (Altoona Hosp.)	5.500%	7/1/16 (2)	4,480	4,928
Bristol Borough PA School Dist. GO	5.250%	3/1/25 (4)	3,635	3,950
Bucks County PA IDA (Pennswood Village Project)	6.000%	10/1/34	2,600	2,769
Bucks County PA IDA Solid Waste Rev. (Waste Management Project) PUT	4.900%	2/1/08	6,400	6,449
Carlisle PA Area School Dist. GO	5.375%	3/1/12 (1)(Prere.)	1,550	1,682
Carlisle PA Area School Dist. GO	5.375%	3/1/12 (1)(Prere.)	1,635	1,774
Carlisle PA Area School Dist. GO	5.375%	3/1/12 (1)(Prere.)	1,725	1,872
Carlisle PA Area School Dist. GO	5.375%	3/1/12 (1)(Prere.)	1,820	1,975
Catholic Health East Pennsylvania Health Systems Rev	5.500%	11/15/24	1,400	1,503
Catholic Health East Pennsylvania Health Systems Rev	5.375%	11/15/34	3,000	3,158
Central Bucks PA School Dist	5.500%	5/15/15 (3)	5,540	6,035
Central Bucks PA School Dist	5.500%	5/15/17 (3)	3,785	4,108
Central Bucks PA School Dist	5.500%	5/15/18 (3)	2,400	2,605
Central Bucks PA School Dist	5.500%	5/15/19 (3)	1,500	1,628
Chester County PA GO	5.000%	11/15/23	13,355	14,166
Chester County PA Health & Educ. Fac. Auth. Rev. (Devereux Foundation)	5.000%	11/1/31	2,250	2,317
Chester County PA Health & Educ. Fac. Auth. Rev. (Jefferson Health System)	5.125%	5/15/18 (2)	12,445	12,795
Chester County PA Health & Educ. Fac. Auth. Rev. (Jefferson Health System)	5.250%	5/15/22 (2)	36,580	37,599
Chester County PA School Auth. Rev	5.000%	4/1/23 (2)	2,670	2,824
Chester County PA School Auth. Rev	5.000%	4/1/24 (2)	1,000	1,056
Chester County PA School Auth. Rev	5.000%	4/1/26 (2)	1,575	1,660
Coatesville PA School Dist. GO	5.250%	8/15/14 (4)(Prere.)	6,645	7,313
Commonwealth Financing Auth. Pennsylvania Rev	5.250%	6/1/23 (1)	13,535	14,731
Cumberland County PA Muni. Auth. College Rev. (Dickinson College)	5.500%	11/1/10 (2)(Prere.)	3,230	3,464
Dauphin County PA General Auth. Hosp. Rev. (West Pennsylvania Hosp.)	5.500%	7/1/13 (1)(ETM)	5,000	5,331
Delaware County PA Auth. Rev. (Catholic Health East)	5.250%	11/15/12 (2)	3,300	3,461
Delaware County PA Auth. Rev. (Catholic Health East)	5.250%	11/15/13 (2)	4,665	4,892
Delaware County PA Auth. Univ. Rev. (Villanova Univ.)	5.000%	8/1/24 (1)	4,000	4,236
Delaware County PA Hosp. Auth. Rev. (Crozer-Chester Medical Center)	5.300%	12/1/27	8,905	9,001
Delaware County PA Hosp. Auth. Rev. (Delaware County Memorial Hosp.)	5.500%	8/15/13 (1)	12,000	12,135
Delaware County PA IDA Rev. (Suburban Water Co. Project)	5.150%	9/1/32 (2)	5,500	5,720
Delaware County PA Regional Water Quality Control Auth. Rev	5.500%	5/1/14 (3)	2,405	2,601
Delaware County PA Regional Water Quality Control Auth. Rev	5.500%	5/1/16 (3)	2,685	2,907
Delaware River Joint Toll Bridge Comm. Pennsylvania & New Jersey Rev	5.250%	7/1/19 (1)	1,645	1,800
Delaware River Joint Toll Bridge Comm. Pennsylvania & New Jersey Rev	5.500%	7/1/19 (1)	4,835	5,597
Delaware River Joint Toll Bridge Comm. Pennsylvania & New Jersey Rev	5.250%	7/1/20 (1)	1,735	1,895
Delaware River Joint Toll Bridge Comm. Pennsylvania & New Jersey Rev	5.500%	7/1/20 (1)	5,105	5,954
Delaware River Joint Toll Bridge Comm. Pennsylvania & New Jersey Rev	5.250%	7/1/21 (1)	1,825	1,990
Delaware River Joint Toll Bridge Comm. Pennsylvania & New Jersey Rev	5.250%	7/1/22 (1)	1,920	2,094
Delaware River Joint Toll Bridge Comm. Pennsylvania & New Jersey Rev	5.250%	7/1/23 (1)	2,020	2,203
Delaware River Port Auth. Pennsylvania & New Jersey Rev	5.700%	1/1/23 (4)	8,345	8,848
Erie County PA GO	5.000%	9/1/25 (3)	5,525	5,858
Erie County PA Hosp. Auth. Rev. (Hamot Health Foundation)	5.000%	11/1/35 (11)	7,000	7,339
Erie PA School Dist. GO	0.000%	9/1/10 (4)	5,665	4,869
Erie PA School Dist. GO	5.800%	9/1/10 (2)(Prere.)	4,500	4,864
Erie PA School Dist. GO	0.000%	9/1/11 (4)	5,780	4,774
Erie PA School Dist. GO	0.000%	5/1/16 (1)(ETM)	3,175	2,144
Erie PA School Dist. GO	0.000%	9/1/18 (4)	830	496
Hazleton PA Area School Dist. GO	5.500%	3/1/11 (3)	3,740	3,994
Hazleton PA Area School Dist. GO	5.750%	3/1/12 (3)	1,420	1,549
Hazleton PA Area School Dist. GO	6.000%	3/1/16 (3)	18,245	19,771
Hazleton PA Area School Dist. GO	0.000%	3/1/17 (3)	4,425	2,842
Hazleton PA Area School Dist. GO	0.000%	3/1/22 (3)	5,265	2,625
Lake Lehman PA School Dist. GO	0.000%	4/1/14 (1)	1,290	951
Lake Lehman PA School Dist. GO	0.000%	4/1/15 (1)	1,295	913
Lake Lehman PA School Dist. GO	0.000%	4/1/16 (1)	1,310	882
Lake Lehman PA School Dist. GO	0.000%	4/1/17 (1)	1,315	842
Lake Lehman PA School Dist. GO	0.000%	4/1/18 (1)	1,000	608
Lancaster County PA GO	5.500%	11/1/16 (3)	1,025	1,115
Lancaster County PA GO	5.500%	11/1/17 (3)	1,060	1,150
Lancaster County PA GO	5.500%	11/1/18 (3)	1,120	1,215
Lancaster County PA GO	5.500%	11/1/19 (3)	1,175	1,275
Lancaster County PA GO VRDO	3.420%	9/7/06 (4)	11,585	11,585
Lancaster County PA Hosp. Auth. Rev. (Willow Valley Retirement Project)	5.875%	6/1/21	1,000	1,061
Lancaster County PA Hosp. Auth. Rev. (Willow Valley Retirement Project)	5.875%	6/1/31	6,000	6,333
Lancaster PA Higher Educ. Auth. Rev. (Franklin & Marshall College)	5.000%	4/15/22	1,135	1,199
Lancaster PA Higher Educ. Auth. Rev. (Franklin & Marshall College)	5.000%	4/15/27	2,775	2,907
Latrobe PA IDA (Saint Vincent College)	5.600%	5/1/21	1,635	1,712
Latrobe PA IDA (Saint Vincent College)	5.700%	5/1/31	2,165	2,267
Lebanon County Health Fac. Auth. Rev. (Good Samaritan)	6.000%	11/15/35	10,500	11,294
Lehigh County PA General Purpose Hosp. Auth. Rev. (Lehigh Valley Health Network)	5.375%	7/1/14 (4)	900	966
Lehigh County PA General Purpose Hosp. Auth. Rev. (Lehigh Valley Health Network)	7.000%	7/1/16 (1)	4,415	5,233
Luzerne County PA GO	0.000%	11/15/16 (1)	2,360	1,444
Luzerne County PA GO	0.000%	11/15/17 (1)	2,390	1,362
Luzerne County PA GO	5.250%	12/15/21 (3)	5,320	6,003
McKeesport PA Area School Dist. GO	0.000%	10/1/06 (1)	2,015	2,009
McKeesport PA Area School Dist. GO	0.000%	10/1/07 (1)	2,080	2,000
McKeesport PA Area School Dist. GO	0.000%	10/1/08 (1)	2,270	2,100
McKeesport PA Area School Dist. GO	0.000%	10/1/09 (1)	2,020	1,799
McKeesport PA Area School Dist. GO	0.000%	10/1/10 (1)	1,840	1,575
McKeesport PA Area School Dist. GO	0.000%	10/1/11 (1)	1,835	1,510
McKeesport PA Area School Dist. GO	0.000%	10/1/14 (1)	2,040	1,469
McKeesport PA Area School Dist. GO	0.000%	10/1/15 (1)	2,040	1,404
McKeesport PA Area School Dist. GO	0.000%	10/1/16 (1)	4,655	3,057
McKeesport PA Area School Dist. GO	0.000%	10/1/18 (2)(ETM)	425	256
McKeesport PA Area School Dist. GO	0.000%	10/1/18 (2)	2,650	1,574
McKeesport PA Area School Dist. GO	0.000%	10/1/24 (2)(ETM)	2,480	1,111
McKeesport PA Area School Dist. GO	0.000%	10/1/24 (2)	520	228
McKeesport PA Area School Dist. GO	0.000%	10/1/28 (2)	2,340	842
Montgomery County PA GO	5.375%	10/15/06 (Prere.)	7,930	7,947
Montgomery County PA GO	5.000%	7/15/19	8,800	9,098
Montgomery County PA GO	5.250%	10/15/24	2,660	3,041
Montgomery County PA GO	5.250%	10/15/25	2,000	2,294
Montgomery County PA GO	5.000%	10/15/28	13,235	14,123
Montgomery County PA GO	5.000%	10/15/31	6,450	6,855
Montgomery County PA Higher Educ. & Health Auth. Rev. (Catholic Health East)	5.375%	11/15/34	2,175	2,295
Montgomery County PA Higher Educ. & Health Auth. Rev. (Holy Redeemer Health System)	5.250%	1/1/36	17,500	17,692
Montgomery County PA IDA Rev. (Hill School)	5.000%	8/15/25 (1)	4,000	4,240
Neshaminy PA School Dist. GO	5.700%	2/15/14 (3)	8,795	8,957
North Hills PA School Dist. GO	5.250%	11/15/07 (3)(Prere.)	7,440	7,589
North Hills PA School Dist. GO	5.250%	12/15/29 (4)	5,030	5,436
North Pocono PA School Dist. GO	5.000%	3/15/26 (3)	4,035	4,273
Northeastern PA Hosp. & Educ. Health Rev. (Wyoming Valley Health)	5.250%	1/1/16 (2)	5,910	6,053
Northeastern PA Hosp. & Educ. Health Rev. (Wyoming Valley Health)	5.250%	1/1/26 (2)	2,850	2,918
Norwin PA School Dist. GO	5.000%	4/1/35 (4)	7,000	7,348
Owen J. Roberts School Dist. Pennsylvania GO	5.375%	5/15/07 (1)(Prere.)	1,635	1,656
Owen J. Roberts School Dist. Pennsylvania GO	5.500%	8/15/17 (4)	1,495	1,628
Owen J. Roberts School Dist. Pennsylvania GO	5.000%	5/15/31 (4)	8,000	8,427
Owen J. Roberts School Dist. Pennsylvania GO	5.000%	5/15/35 (4)	5,000	5,251
Parkland PA School Dist. GO	5.375%	9/1/15 (3)	3,050	3,412
Parkland PA School Dist. GO	5.375%	9/1/16 (3)	2,000	2,241
Pennsbury PA School Dist. GO	5.250%	8/1/24 (4)	9,135	9,897
Pennsylvania Convention Center Auth. Rev	6.700%	9/1/16 (3)(ETM)	25,150	29,472
Pennsylvania Convention Center Auth. Rev	6.000%	9/1/19 (3)(ETM)	14,275	16,951
Pennsylvania GO	5.000%	10/1/07 (3)	4,875	4,950
Pennsylvania GO	5.750%	10/1/09 (3)(Prere.)	19,850	21,268
Pennsylvania GO	5.250%	10/15/10 (Prere.)	11,300	12,100
Pennsylvania GO	5.250%	10/15/10 (Prere.)	8,850	9,477
Pennsylvania GO	6.000%	1/15/11	3,000	3,249
Pennsylvania GO	5.250%	10/15/11	11,200	11,973
Pennsylvania GO	5.375%	7/1/21	26,785	30,680
Pennsylvania GO	5.000%	1/1/26	40,450	42,925
Pennsylvania Higher Educ. Assistance Agency Rev	6.125%	12/15/10 (1)(Prere.)	2,000	2,197
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	3.480%	9/7/06 (2)	4,100	4,100
Pennsylvania Higher Educ. Fac. Auth. Health Services Rev. (Allegheny/Delaware Valley Obligated Group)	5.875%	11/15/16 (1)	19,900	20,386
Pennsylvania Higher Educ. Fac. Auth. Health Services Rev. (Allegheny/Delaware Valley Obligated Group)	5.875%	11/15/21 (1)	3,040	3,114
Pennsylvania Higher Educ. Fac. Auth. Health Services Rev. (Allegheny/Delaware Valley Obligated Group)	5.875%	11/15/21 (1)	6,505	6,664
Pennsylvania Higher Educ. Fac. Auth. Rev	5.500%	6/15/17 (2)	935	992
Pennsylvania Higher Educ. Fac. Auth. Rev	5.625%	6/15/19 (2)	1,160	1,236
Pennsylvania Higher Educ. Fac. Auth. Rev. (Bryn Mawr College)	5.250%	12/1/12 (2)	11,120	12,094
Pennsylvania Higher Educ. Fac. Auth. Rev. (Bryn Mawr College)	5.625%	12/1/14 (1)	2,200	2,273
Pennsylvania Higher Educ. Fac. Auth. Rev. (Foundation for Indiana Univ. of Pennsylvania Student Housing)	5.125%	7/1/39 (10)	17,130	18,158
Pennsylvania Higher Educ. Fac. Auth. Rev. (Philadelphia Univ.)	5.125%	6/1/25	3,500	3,568
Pennsylvania Higher Educ. Fac. Auth. Rev. (Philadelphia Univ.)	5.250%	6/1/32	6,350	6,483
Pennsylvania Higher Educ. Fac. Auth. Rev. (Rosemont College) PUT	3.200%	11/1/06 LOC	5,800	5,800
Pennsylvania Higher Educ. Fac. Auth. Rev. (Slippery Rock Univ. Foundation)	5.000%	7/1/37 (10)	2,500	2,603
Pennsylvania Higher Educ. Fac. Auth. Rev. (Temple Univ.)	5.250%	4/1/08 (1)(Prere.)	2,320	2,402
Pennsylvania Higher Educ. Fac. Auth. Rev. (Temple Univ.)	5.250%	4/1/11 (1)	1,225	1,266
Pennsylvania Higher Educ. Fac. Auth. Rev. (Temple Univ.)	5.000%	4/1/33 (1)	24,225	25,467
Pennsylvania Higher Educ. Fac. Auth. Rev. (UPMC Health Systems)	6.250%	1/15/16	3,120	3,438
Pennsylvania Higher Educ. Fac. Auth. Rev. (UPMC Health Systems)	6.000%	1/15/22	5,000	5,446
Pennsylvania Higher Educ. Fac. Auth. Rev. (UPMC Health Systems)	6.000%	1/15/31	5,000	5,446
Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of Pennsylvania)	5.000%	7/15/38	15,625	16,330
Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of Scranton)	5.000%	11/1/28 (10)	4,080	4,304
Pennsylvania Higher Educ. Fac. Auth. Rev. (Widener)	5.000%	7/15/20	2,360	2,440
Pennsylvania Higher Educ. Fac. Auth. Rev. (Widener)	5.000%	7/15/26	1,200	1,235
Pennsylvania Higher Educ. Fac. Auth. Rev. (Widener)	5.000%	7/15/31	1,605	1,638
Pennsylvania Higher Educ. Fac. Auth. Rev. (Widener)	5.400%	7/15/36	3,000	3,140
Pennsylvania Higher Educ. Fac. Auth. Rev. (Widener)	5.000%	7/15/39	3,000	3,046
Pennsylvania Higher Educ. Fac. Auth. Rev. PUT	5.000%	5/1/11 LOC	9,215	9,554
Pennsylvania Housing Finance Agency Rev	5.250%	4/1/21	5,000	5,123
Pennsylvania Housing Finance Agency Rev	5.400%	10/1/24	2,165	2,167
Pennsylvania Housing Finance Agency Rev	5.350%	10/1/31	13,000	13,283
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/16 (2)	14,865	16,323
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/17 (2)	7,000	7,665
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/18 (2)	7,630	8,355
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/19 (2)	6,340	6,943
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/20 (2)	4,495	4,922
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/21 (2)	8,130	8,903
Pennsylvania Intergovernmental Cooperation Auth. Rev	5.250%	6/15/17 (3)	7,830	8,137
Pennsylvania State Univ. Rev	5.000%	9/1/24	10,625	11,212
Pennsylvania State Univ. Rev	5.000%	9/1/24	3,000	3,183
Pennsylvania State Univ. Rev	5.000%	9/1/29	7,625	7,994
Pennsylvania State Univ. Rev	5.000%	9/1/34	16,700	17,450
Pennsylvania State Univ. Rev	5.000%	9/1/35	13,000	13,614
Pennsylvania State Univ. Rev. VRDO	3.400%	9/7/06	10,200	10,200
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev	5.000%	12/1/31 (1)	6,000	6,270
Pennsylvania Turnpike Comm. Rev	5.375%	7/15/11 (2)(Prere.)	7,550	8,197
Pennsylvania Turnpike Comm. Rev	5.375%	7/15/11 (2)(Prere.)	1,505	1,634
Pennsylvania Turnpike Comm. Rev	5.375%	7/15/11 (2)(Prere.)	2,500	2,714
Pennsylvania Turnpike Comm. Rev	5.375%	7/15/11 (2)(Prere.)	6,370	6,915
Pennsylvania Turnpike Comm. Rev	5.375%	7/15/11 (2)(Prere.)	1,000	1,086
Pennsylvania Turnpike Comm. Rev	5.500%	7/15/11 (2)(Prere.)	12,010	13,105
Pennsylvania Turnpike Comm. Rev	5.625%	6/1/12 (3)	9,000	9,834
Pennsylvania Turnpike Comm. Rev	5.250%	7/15/27 (4)	4,000	4,598
Pennsylvania Turnpike Comm. Rev	5.250%	7/15/28 (4)	9,375	10,759
Pennsylvania Turnpike Comm. Rev	5.250%	7/15/30 (4)	10,925	12,571
Pennsylvania Turnpike Comm. Rev	5.500%	12/1/31 (2)	17,610	19,333
Pennsylvania Turnpike Comm. Rev	5.250%	12/1/32 (2)	15,000	16,098
Philadelphia PA Airport Parking Auth	5.400%	9/1/11 (2)	4,520	4,629
Philadelphia PA Airport Parking Auth	5.400%	9/1/12 (2)	5,990	6,134
Philadelphia PA Airport Parking Auth	5.400%	9/1/15 (2)	6,350	6,505
Philadelphia PA Airport Parking Auth	5.500%	9/1/18 (2)	4,250	4,360
Philadelphia PA Airport Parking Auth	5.125%	2/15/24 (2)	1,045	1,081
Philadelphia PA Airport Parking Auth	5.250%	9/1/29 (4)	3,530	3,686
Philadelphia PA GO	6.000%	11/15/10 (3)	1,065	1,070
Philadelphia PA GO	6.000%	11/15/11 (3)	1,145	1,150
Philadelphia PA GO	6.000%	11/15/12 (3)	1,270	1,276
Philadelphia PA GO	6.000%	11/15/13 (3)	715	718
Philadelphia PA GO	5.250%	3/15/14 (4)	1,750	1,828
Philadelphia PA GO	5.250%	9/15/14 (4)	7,460	7,912
Philadelphia PA GO	5.250%	3/15/15 (4)	2,600	2,716
Philadelphia PA GO	5.250%	9/15/15 (4)	4,775	5,064
Philadelphia PA GO	5.250%	9/15/17 (4)	9,155	9,678
Philadelphia PA GO	5.250%	9/15/18 (4)	2,135	2,257
Philadelphia PA GO	5.000%	8/1/27 (11)	12,160	12,771
Philadelphia PA GO	5.000%	8/1/29 (11)	13,380	14,096
Philadelphia PA Gas Works Rev	5.250%	7/1/11 (4)	3,965	4,068
Philadelphia PA Gas Works Rev	5.375%	7/1/12 (4)	4,000	4,111
Philadelphia PA Gas Works Rev	5.375%	7/1/14 (4)	4,310	4,429
Philadelphia PA Gas Works Rev	5.375%	7/1/16 (4)	13,280	14,689
Philadelphia PA Gas Works Rev	5.375%	7/1/18 (4)	11,555	12,902
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	3.600%	9/1/06 (1)	4,205	4,205
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	3.600%	9/1/06 (1)	5,500	5,500
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Jefferson Health System)	5.125%	5/15/18 (2)	5,700	5,860
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.750%	6/15/10 (3)	4,440	4,590
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.375%	6/15/12 (3)	1,000	1,041
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.500%	7/1/12 (3)	5,505	5,940
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.500%	6/15/13 (3)	1,030	1,104
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.375%	7/1/13 (3)	10,000	10,326
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.500%	7/1/13 (3)	5,825	6,269
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.500%	6/15/14 (3)	1,090	1,166
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.500%	7/1/14 (3)	6,155	6,571
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.250%	6/15/15 (3)	5,695	5,866
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.500%	6/15/15 (3)	1,150	1,236
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.500%	7/1/15 (3)	6,435	6,917
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.500%	6/15/16 (3)	1,210	1,297
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.500%	7/1/16 (3)	5,000	5,363
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.500%	6/15/17 (3)	1,280	1,369
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.500%	6/15/18 (3)	1,350	1,444
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.500%	7/1/18 (3)	4,000	4,281
Philadelphia PA Redev. Auth. Rev	5.500%	4/15/15 (3)	3,000	3,251
Philadelphia PA Redev. Auth. Rev	5.500%	4/15/17 (3)	2,255	2,438
Philadelphia PA Redev. Auth. Rev	5.500%	4/15/19 (3)	2,815	3,043
Philadelphia PA Redev. Auth. Rev	5.500%	4/15/20 (3)	2,000	2,162
Philadelphia PA Redev. Auth. Rev	5.500%	4/15/22 (3)	5,275	5,675
Philadelphia PA School Dist. GO	5.375%	4/1/07 (2)(Prere.)	1,490	1,506
Philadelphia PA School Dist. GO	5.250%	4/1/09 (1)(Prere.)	3,000	3,122
Philadelphia PA School Dist. GO	5.750%	2/1/11 (4)(Prere.)	7,420	8,059
Philadelphia PA School Dist. GO	5.750%	2/1/11 (4)(Prere.)	6,415	6,967
Philadelphia PA School Dist. GO	5.250%	2/1/12 (4)	1,000	1,075
Philadelphia PA School Dist. GO	5.500%	2/1/12 (4)(Prere.)	1,800	1,962
Philadelphia PA School Dist. GO	5.500%	2/1/12 (4)(Prere.)	2,500	2,725
Philadelphia PA School Dist. GO	5.500%	2/1/12 (4)(Prere.)	2,000	2,180
Philadelphia PA School Dist. GO	5.500%	2/1/12 (4)(Prere.)	2,000	2,180
Philadelphia PA School Dist. GO	5.500%	2/1/12 (4)(Prere.)	1,000	1,090
Philadelphia PA School Dist. GO	5.500%	2/1/12 (4)(Prere.)	6,200	6,759
Philadelphia PA School Dist. GO	5.625%	8/1/12 (3)(Prere.)	1,000	1,104
Philadelphia PA School Dist. GO	5.625%	8/1/12 (3)(Prere.)	6,500	7,176
Philadelphia PA School Dist. GO	5.625%	8/1/12 (3)(Prere.)	6,000	6,624
Philadelphia PA School Dist. GO	5.625%	8/1/12 (3)(Prere.)	1,000	1,104
Philadelphia PA Water & Waste Water Rev	7.000%	6/15/10 (3)	33,865	37,805
Philadelphia PA Water & Waste Water Rev	7.000%	6/15/11 (3)	35,685	40,775
Philadelphia PA Water & Waste Water Rev	6.250%	8/1/11 (1)	3,750	4,181
Philadelphia PA Water & Waste Water Rev	5.250%	12/15/14 (2)	7,100	7,794
Philadelphia PA Water & Waste Water Rev	5.250%	11/1/16 (3)	5,040	5,433
Philadelphia PA Water & Waste Water Rev	5.250%	11/1/17 (3)	5,460	5,876
Philadelphia PA Water & Waste Water Rev	5.600%	8/1/18 (1)(ETM)	925	1,006
Philadelphia PA Water & Waste Water Rev	5.375%	11/1/19 (3)	4,155	4,500
Philadelphia PA Water & Waste Water Rev. VRDO	3.390%	9/7/06 (4)	1,800	1,800
Pittsburgh PA GO	5.500%	3/1/12 (2)(Prere.)	5,330	5,817
Pittsburgh PA GO	5.500%	3/1/12 (2)(Prere.)	2,015	2,199
Pittsburgh PA GO	5.500%	9/1/13 (2)	5,635	6,097
Pittsburgh PA GO	5.125%	9/1/14 (3)	8,435	8,616
Pittsburgh PA GO	5.500%	9/1/14 (2)	12,000	12,877
Pittsburgh PA GO	5.125%	9/1/15 (3)	6,395	6,516
Pittsburgh PA GO	5.500%	9/1/15 (2)	2,125	2,299
Pittsburgh PA GO	5.250%	9/1/17 (3)	4,980	5,088
Pittsburgh PA School Dist. GO	5.250%	3/1/08 (3)(Prere.)	7,000	7,172
Pittsburgh PA School Dist. GO	5.250%	3/1/08 (3)(Prere.)	5,200	5,328
Pittsburgh PA School Dist. GO	5.350%	3/1/08 (3)(Prere.)	3,510	3,601
Pittsburgh PA School Dist. GO	0.000%	8/1/09 (2)	4,000	3,588
Pittsburgh PA School Dist. GO	5.375%	9/1/14 (4)	1,755	1,939
Pittsburgh PA School Dist. GO	5.500%	9/1/16 (4)	4,000	4,508
Pittsburgh PA School Dist. GO	5.500%	9/1/18 (4)	2,880	3,289
Pittsburgh PA Water & Sewer Auth. Rev	7.250%	9/1/14 (3)(ETM)	21,855	24,808
Pittsburgh PA Water & Sewer Auth. Rev	0.000%	9/1/27 (3)	12,765	4,872
Pittsburgh PA Water & Sewer Auth. Rev	0.000%	9/1/28 (3)	8,965	3,247
Pittsburgh PA Water & Sewer Auth. Rev	0.000%	9/1/29 (3)	31,755	10,933
Radnor Township PA School Dist	5.000%	2/15/35 (4)	2,500	2,618
Reading PA School Dist. GO	0.000%	1/15/15 (3)	9,260	6,234
Reading PA School Dist. GO	0.000%	1/15/16 (3)	9,270	5,888
Reading PA School Dist. GO	0.000%	1/15/28 (3)	10,000	3,728
Reading PA School Dist. GO	5.000%	1/15/29 (4)	6,120	6,457
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	6.250%	12/1/13	2,000	2,221
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	6.250%	12/1/14	1,925	2,132
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	6.250%	12/1/15	2,045	2,265
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	6.250%	12/1/16	3,225	3,566
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	6.250%	12/1/17	6,640	7,326
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	6.250%	12/1/18	2,500	2,754
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	5.750%	12/1/21	3,000	3,226
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	5.875%	12/1/31	12,500	13,473
Scranton PA School Dist. GO	5.250%	6/15/27 (10)	2,750	2,989
Scranton PA School Dist. GO	5.250%	6/15/31 (10)	2,375	2,571
Scranton-Lackawanna PA Health & Welfare Auth. Rev. (Mercy Health System)	5.625%	1/1/16 (1)	5,490	5,630
Scranton-Lackawanna PA Health & Welfare Auth. Rev. (Mercy Health System)	5.700%	1/1/23 (1)	9,205	9,444
Snyder County PA Higher Educ. Auth. Univ. Rev. (Susquehanna Univ. Project)	5.000%	1/1/30 (11)	3,000	3,146
South Fork PA Hosp. Auth. Rev. (Conemaugh Valley Hosp.)	5.625%	7/1/10 (6)	1,640	1,708
South Fork PA Hosp. Auth. Rev. (Conemaugh Valley Hosp.)	5.750%	7/1/18 (6)	7,000	8,010
Southeastern Pennsylvania Transp. Auth. Rev	5.450%	3/1/11 (3)	3,730	3,836
Southeastern Pennsylvania Transp. Auth. Rev	5.375%	3/1/17 (3)	2,500	2,569
St. Mary's Hosp. Auth. Bucks County PA Rev. (Catholic Health Initiatives)	5.375%	6/1/08 (Prere.)	2,525	2,623
St. Mary's Hosp. Auth. Bucks County PA Rev. (Catholic Health Initiatives)	5.375%	6/1/08 (Prere.)	2,340	2,431
Uniontown PA Area School Dist. GO	5.500%	10/1/12 (4)(Prere.)	9,950	10,940
Univ. of Pittsburgh PA Rev	5.500%	6/1/10 (1)	5,285	5,459
Univ. of Pittsburgh PA Rev	5.500%	6/1/14 (1)	11,780	12,162
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project)	5.250%	6/1/17 (3)	6,995	7,209
Warwick PA School Dist. GO	5.375%	8/15/11 (3)(Prere.)	2,435	2,626
Warwick PA School Dist. GO	5.375%	8/15/11 (3)(Prere.)	2,570	2,772
Washington County PA Hosp. Auth. Rev. (Washington Hosp.)	5.250%	7/1/10 (2)	1,750	1,838
Washington County PA Hosp. Auth. Rev. (Washington Hosp.)	5.125%	7/1/11 (2)(ETM)	330	352
Washington County PA Hosp. Auth. Rev. (Washington Hosp.)	5.125%	7/1/11 (2)	1,510	1,594
Washington County PA Hosp. Auth. Rev. (Washington Hosp.)	5.125%	7/1/12 (2)	1,935	2,070
Washington County PA Hosp. Auth. Rev. (Washington Hosp.)	5.250%	7/1/13 (2)	2,035	2,207
Washington County PA Hosp. Auth. Rev. (Washington Hosp.)	5.375%	7/1/14 (2)	1,640	1,803
Washington County PA Hosp. Auth. Rev. (Washington Hosp.)	5.375%	7/1/15 (2)	2,250	2,489
Washington County PA Hosp. Auth. Rev. (Washington Hosp.)	5.500%	7/1/16 (2)	2,375	2,641
West Chester PA Area School Dist. GO	5.000%	5/15/28 (1)	7,480	7,903
West Chester PA Area School Dist. GO	5.000%	5/15/29 (1)	7,855	8,287
West Cornwall Township PA Muni. Auth. College Rev. (Elizabethtown College)	6.000%	12/15/11 (Prere.)	2,650	2,934
West Cornwall Township PA Muni. Auth. College Rev. (Elizabethtown College)	6.000%	12/15/11 (Prere.)	2,000	2,214
West Jefferson Hills PA School Dist. GO	5.200%	8/1/11 (4)(Prere.)	1,020	1,091
West Jefferson Hills PA School Dist. GO	5.200%	8/1/11 (4)(Prere.)	1,080	1,156
West Jefferson Hills PA School Dist. GO	5.200%	8/1/17 (4)	935	991
West Jefferson Hills PA School Dist. GO	5.200%	8/1/18 (4)	980	1,039
Westmoreland County PA Muni. Auth. Rev	6.125%	7/1/17 (1)(ETM)	8,205	9,410
Westmoreland County PA Muni. Auth. Rev	5.250%	8/15/27 (4)	3,490	3,772
Westmoreland County PA Muni. Auth. Service Water Rev	0.000%	8/15/15 (3)	5,000	3,470
Westmoreland County PA Muni. Auth. Service Water Rev	0.000%	8/15/23 (1)	5,000	2,328
Westmoreland County PA Muni. Auth. Service Water Rev	0.000%	8/15/24 (3)	4,000	1,774
Wyoming PA Area School Dist	5.000%	9/1/26 (1)	2,000	2,123
Wyoming PA Area School Dist	5.000%	9/1/29 (1)	5,125	5,411
York County PA	5.000%	6/1/33 (1)	6,000	6,299
York County PA Solid Waste & Refuse Auth. Rev	5.500%	12/1/13 (3)	6,750	7,495
York County PA Solid Waste & Refuse Auth. Rev	5.500%	12/1/14 (3)	4,050	4,531
Outside Pennsylvania:
Puerto Rico Electric Power Auth. Rev	5.500%	7/1/20	5,300	5,969
Puerto Rico Electric Power Auth. Rev	5.250%	7/1/21 (1)	5,000	5,640
Puerto Rico Electric Power Auth. Rev	5.250%	7/1/23 (1)	15,500	17,550
Puerto Rico Electric Power Auth. Rev	5.000%	7/1/30 (4)	10,900	11,513
Puerto Rico GO	5.500%	7/1/18 (1)	10,000	11,423
Puerto Rico GO	5.500%	7/1/20 (3)	6,000	6,914
Puerto Rico GO	5.500%	7/1/22 (3)	8,960	10,387
Puerto Rico GO	5.500%	7/1/29 (1)	10,000	11,718
Puerto Rico Highway & Transp. Auth. Rev	5.500%	7/1/19 (1)	17,000	19,502
Puerto Rico Highway & Transp. Auth. Rev	5.500%	7/1/20 (1)	14,610	16,836
Puerto Rico Highway & Transp. Auth. Rev	5.500%	7/1/20 (4)	14,155	16,312
Puerto Rico Infrastructure Financing Auth. Special Tax Rev	5.500%	7/1/23 (2)	10,000	11,623
Puerto Rico Infrastructure Financing Auth. Special Tax Rev	5.500%	7/1/25 (2)	15,000	17,563
Puerto Rico Infrastructure Financing Auth. Special Tax Rev	5.500%	7/1/26 (2)	10,000	11,737
Puerto Rico Infrastructure Financing Auth. Special Tax Rev	0.000%	7/1/29 (2)	12,150	4,300
Puerto Rico Infrastructure Financing Auth. Special Tax Rev	0.000%	7/1/30 (3)	14,905	5,021
Puerto Rico Infrastructure Financing Auth. Special Tax Rev	0.000%	7/1/31 (3)	28,695	9,203
Puerto Rico Infrastructure Financing Auth. Special Tax Rev	0.000%	7/1/32 (3)	25,000	7,632
Puerto Rico Public Buildings Auth. Govt. Fac. Rev	5.750%	7/1/22	5,000	5,745
Puerto Rico Public Finance Corp.	6.000%	8/1/26	10,875	12,846
Puerto Rico Public Finance Corp.	6.000%	8/1/26 (4)(11)	25,000	31,070
Virgin Islands Public Finance Auth. Rev	5.000%	10/1/12	2,000	2,085
Virgin Islands Public Finance Auth. Rev	5.250%	10/1/20	1,750	1,847

Total Municipal Bonds (Cost $2,213,182)				2,309,327

Other Assets and Liabilities—Net (1.1%)				25,144

Net Assets (100%)				2,334,471

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At August 31, 2006, the cost of investment securities for tax purposes was $2,214,740,000. Net unrealized appreciation of investment securities for tax purposes was $94,587,000, consisting of unrealized gains of $96,152,000 on securities that had risen in value since their purchase and $1,565,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 18, 2006

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	October 18, 2006

* By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.